Prospectus Supplement

John Hancock Municipal Securities Trust

Supplement dated June 5, 2018 to the current prospectus (the “Prospectus”)

John Hancock High Yield Municipal Bond Fund (the “fund”)

Effective June 5, 2018, the fund will automatically lose its status as a non-diversified fund. Accordingly, the fund operates, and will continue to operate, as a diversified fund, and all references to the fund being non-diversified are hereby removed from the Prospectus.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Municipal Securities Trust

Supplement dated June 5, 2018 to the current Statement of Additional Information (the “SAI”)

John Hancock High Yield Municipal Bond Fund (“the fund”)

Effective June 5, 2018, the fund will automatically lose its status as a non-diversified fund. Accordingly, the fund operates, and will continue to operate, as a diversified fund, and all references to the fund being non-diversified are hereby removed from the SAI.

You should read this Supplement in conjunction with the SAI and retain it for future reference.